WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 112.6%
COMMUNICATION SERVICES - 18.7%
Diversified Telecommunication Services - 6.0%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	670,000		$769,244	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,280,000		3,502,056	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	383,000		427,981	(a)
CenturyLink Inc., Senior Secured Notes	4.000%	2/15/27	2,100,000		2,196,201	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	565,000		590,999	(a)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000		664,625	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000		2,668,659
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	420,000		510,248
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000		3,019,652
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,200,000		1,371,104
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	500,000		617,710
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,570,000		94,200	*(a)(b)

Total Diversified Telecommunication Services					16,432,679

Entertainment - 0.8%
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000		828,646
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000		648,338
TWDC Enterprises 18 Corp., Senior Notes	3.000%	2/13/26	750,000		834,464

Total Entertainment					2,311,448

Interactive Media & Services - 0.2%
Twitter Inc., Senior Notes	3.875%	12/15/27	440,000		471,825	(a)

Media - 7.9%
Bertelsmann SE & Co. KGaA, Junior Subordinated Notes (3.000% to 4/23/23 then EUR 5 year Swap Rate + 2.639%)	3.000%	4/23/75	2,000,000	EUR	2,382,906	(c)(d)
Cable Onda SA, Senior Notes	4.500%	1/30/30	830,000		873,313	(a)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	100,000	$106,227	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,720,000	1,824,920	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000	994,333
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,660,000	3,726,432
Comcast Corp., Senior Notes	3.700%	4/15/24	2,000,000	2,227,508
DISH DBS Corp., Senior Notes	5.875%	11/15/24	960,000	1,002,398
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,810,000	3,172,111
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000	2,335,002
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	910,000	998,725	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	630,000	640,908	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,020,000	1,086,499	(a)

Total Media				21,371,282

Wireless Telecommunication Services - 3.8%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000	994,237
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	760,000	796,100	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,143,000	1,226,553	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	790,000	906,031	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	138,915
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,000,000	1,125,275
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000	3,964,125
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	1,000,000	1,216,790

Total Wireless Telecommunication Services				10,368,026

TOTAL COMMUNICATION SERVICES				50,955,260

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000	795,281	(a)

See Notes to Schedule of Investments.

2	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Auto Components - continued
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	560,000		$623,350	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	771,000		791,721
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,280,000		1,354,957	(a)

Total Auto Components					3,565,309

Automobiles - 1.3%
Ford Motor Co., Senior Notes	8.500%	4/21/23	710,000		789,232
Ford Motor Co., Senior Notes	9.000%	4/22/25	1,270,000		1,497,978
General Motors Co., Senior Notes	5.400%	10/2/23	160,000		176,578
General Motors Co., Senior Notes	6.125%	10/1/25	220,000		257,437
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		877,677

Total Automobiles					3,598,902

Diversified Consumer Services - 0.6%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,170,000		1,241,452	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	340,000		359,882	(a)

Total Diversified Consumer Services					1,601,334

Hotels, Restaurants & Leisure - 4.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	890,000		908,690	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	400,000		428,584	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	690,000		753,270	(a)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.632%	7/15/35	1,768,000	GBP	1,877,363	(c)(d)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	170,731	GBP	229,605	(c)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	1,490,000		1,623,169	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	1,360,000		1,348,100	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	850,000	GBP	891,566	(c)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	423,000		409,737	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	100,000		65,937	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,030,000		1,659,149	(a)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - continued
Wynn Resorts Finance LLC/Wynn
Resorts Capital Corp., Senior Notes	7.750%	4/15/25	1,600,000		$1,682,744	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	360,000		404,775	(a)

Total Hotels, Restaurants & Leisure					12,282,689

Household Durables - 0.6%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		832,877
Newell Brands Inc., Senior Notes	4.875%	6/1/25	680,000		740,350

Total Household Durables					1,573,227

Specialty Retail - 1.9%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	550,000		593,169	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,050,000	EUR	1,192,445	(c)
Party City Holdings Inc., Senior Secured Notes (6 mo. USD LIBOR + 5.000%)	5.750%	7/15/25	217,650		143,540
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	2,970,000		3,051,675	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	160,000		162,100

Total Specialty Retail					5,142,929

Textiles, Apparel & Luxury Goods - 0.5%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	450,000	EUR	469,630	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	880,000		960,850	(a)

Total Textiles, Apparel & Luxury Goods					1,430,480

TOTAL CONSUMER DISCRETIONARY					29,194,870

CONSUMER STAPLES - 4.4%
Beverages - 1.2%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	940,000		1,154,449
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,690,000		1,979,641
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		73,895

Total Beverages					3,207,985

Food & Staples Retailing - 0.6%
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	1,695,365

Food Products - 1.6%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	207,000		227,692

See Notes to Schedule of Investments.

4	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food Products - continued
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	1,050,000		$1,132,509	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000		199,110	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000		456,976
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	550,000		647,737	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	100,000		102,625	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,520,000		1,609,300	(a)

Total Food Products					4,375,949

Household Products - 0.1%
Energizer Holdings Inc., Senior Notes	6.375%	7/15/26	310,000		330,928	(a)

Tobacco - 0.9%
BAT International Finance PLC, Senior Notes	4.875%	2/24/21	1,450,000	EUR	1,752,151	(c)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		716,117

Total Tobacco					2,468,268

TOTAL CONSUMER STAPLES					12,078,495

ENERGY - 18.5%
Oil, Gas & Consumable Fuels - 18.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000		342,417
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	70,000		56,249	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	80,000		79,622	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,360,000		1,319,839
Continental Resources Inc., Senior Notes	4.375%	1/15/28	640,000		598,138
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,120,000		1,123,775
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000		3,439,200
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	300,000		315,657	(a)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	400,000		424,764	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	360,000		397,445	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,300,000		1,227,954

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,130,000	$2,390,286	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	1,110,000	1,209,401	(c)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,970,000	2,196,749	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	740,000	727,627	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	516,000	492,834	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	60,000	53,550	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	1,140,000	938,100
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	1,021,653	(a)
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,000,000	1,342,486
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	910,000	182,000
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	30,000	5,654
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	760,000	148,675
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,060,000	866,237
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,240,000	3,574,044
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,800,000	3,029,040
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	175,487
Range Resources Corp., Senior Notes	5.000%	3/15/23	420,000	390,984
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	243,781
Range Resources Corp., Senior Notes	9.250%	2/1/26	2,025,000	1,957,608	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	338,250	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000	615,522
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	2,221,340
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	510,000	523,676

See Notes to Schedule of Investments.

6	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	$461,175
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,310,922
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,750,000	4,119,638	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,010,000	885,331	(a)
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	3,655,000	3,706,042
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	224,578
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	2,770,000	2,740,333
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000	454,915
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000	601,298
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	446,463
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	547,034
WPX Energy Inc., Senior Notes	8.250%	8/1/23	400,000	449,458
YPF SA, Senior Notes	8.500%	7/28/25	180,000	146,162	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000	300,000	(a)

TOTAL ENERGY				50,363,393

FINANCIALS - 29.9%
Banks - 20.8%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000	1,547,715	(a)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	550,000	588,315	(d)(e)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	170,000	190,326	(d)(e)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	750,000	790,775	(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,000,000	2,305,467

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	4,180,000	$4,596,177
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	890,000	942,758	(d)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,500,000	1,711,740
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	799,936	(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/18/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,000,000	1,885,020	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	360,000	400,300	(a)(d)(e)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000	113,744
CIT Group Inc., Senior Notes	5.250%	3/7/25	400,000	429,000
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,100,000	1,176,553	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000	524,402	(d)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	3,000,000	3,475,986
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000	655,055	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	2,070,000	2,077,285	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,620,000	3,659,150	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000	2,295,353	(a)

See Notes to Schedule of Investments.

8	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - continued
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,550,000		$3,866,668	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	4,890,000		5,102,138	(d)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then3mo. USDLIBOR + 3.330%)	6.100%	10/1/24	1,250,000		1,324,638	(d)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,200,000		1,364,181
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	510,000		533,975	(d)(e)
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	1,000,000		1,127,274
Royal Bank of Canada	2.333%	12/5/23	1,800,000	CAD	1,402,534
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,150,000	GBP	1,558,602	(c)(d)(e)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	394,000		433,646	(a)
Toronto-Dominion Bank	3.226%	7/24/24	900,000	CAD	735,716
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,190,000		1,384,854	(a)(d)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	8/31/20	3,660,000		3,646,934	(d)(e)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then3mo. USDLIBOR + 3.990%)	5.875%	6/15/25	110,000		119,126	(d)(e)

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - continued
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then3mo. USDLIBOR + 3.110%)	5.900%	6/15/24	2,910,000		$2,970,438	(d)(e)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	750,000		822,662

Total Banks					56,558,443

Capital Markets - 5.1%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	1,840,000		1,958,579	(a)(d)(e)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	470,000		663,688
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	2,750,000		3,070,438
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,354,961
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	825,421
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,900,000		2,017,430	(a)(d)(e)
UBS Group AG, Senior Notes	4.253%	3/23/28	1,830,000		2,129,336	(a)

Total Capital Markets					14,019,853

Diversified Financial Services - 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.450%	12/16/21	1,870,000		1,904,659
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	380,000		385,972
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000		1,323,844
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,550,000		1,600,125	(a)(f)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		356,490
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000		570,500	(a)

Total Diversified Financial Services					6,141,590

See Notes to Schedule of Investments.

10	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Insurance - 1.7%
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	$1,278,719	(c)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,534,086	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		405,410	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,304,398	(c)

Total Insurance					4,522,613

TOTAL FINANCIALS					81,242,499

Health Care - 9.0%
Biotechnology - 0.4%
AbbVie Inc., Senior Notes	3.200%	5/14/26	1,000,000		1,117,075

Health Care Providers & Services - 3.6%
Centene Corp., Senior Notes	4.750%	1/15/25	1,140,000		1,182,830
Centene Corp., Senior Notes	4.250%	12/15/27	410,000		436,574
Centene Corp., Senior Notes	4.625%	12/15/29	1,090,000		1,217,045
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,500,000		1,706,091
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,500,000		1,728,960
HCA Inc., Senior Secured Notes	4.125%	6/15/29	800,000		937,400
LifePoint Health Inc., Senior Secured Notes	6.750%	4/15/25	530,000		572,400	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,190,000		1,206,238
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	730,000		808,668	(a)

Total Health Care Providers & Services					9,796,206

Pharmaceuticals - 5.0%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	150,000		167,102	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	28,000		28,022	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,390,000		1,436,565	(a)
Bristol-Myers Squibb Co., Senior Notes	3.900%	2/20/28	2,000,000		2,391,747
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	1,220,000		1,437,726
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,530,000		1,518,104

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - continued
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	250,000		$251,819
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	2,562,000		2,548,614
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,920,000		1,865,741
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,380,000		1,462,559
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	440,000		402,536

Total Pharmaceuticals					13,510,535

TOTAL HEALTH CARE					24,423,816

INDUSTRIALS - 9.0%
Aerospace & Defense - 0.7%
Boeing Co., Senior Notes	3.200%	3/1/29	365,000		362,055
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,450,000		1,574,700	(a)

Total Aerospace & Defense					1,936,755

Airlines - 3.1%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	740,000		727,074
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	1,650,000		1,536,635
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	500,000		434,304
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	410,000		406,891
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000		2,661,785	(a)
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,213,582	(c)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,480,000		1,535,500	(a)

Total Airlines					8,515,771

Building Products - 2.0%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,536,340	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,775,000		2,956,499	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,025,000		1,098,446	(a)

Total Building Products					5,591,285

See Notes to Schedule of Investments.

12	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.6%
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000	$1,538,413

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then3mo. USDLIBOR + 3.330%)	5.000%	1/21/21	350,000	277,932	(d)(e)

Machinery - 0.4%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	980,000	1,027,589	(a)

Trading Companies & Distributors - 2.1%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,895,000	2,989,087	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	290,000	304,862
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	310,000	319,021
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	1,460,000	1,622,666
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	295,000	318,416
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000	150,500
Total Trading Companies & Distributors				5,704,552

TOTAL INDUSTRIALS				24,592,297

INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	270,000	291,507	(a)

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	1,000,000	1,075,636

Technology Hardware, Storage & Peripherals - 2.4%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	440,000	457,490	(a)
HP Inc., Senior Notes	4.650%	12/9/21	2,000,000	2,107,825
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000	2,539,728
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	520,000	581,762
Western Digital Corp., Senior Notes	4.750%	2/15/26	670,000	728,705
Total Technology Hardware, Storage & Peripherals				6,415,510

TOTAL INFORMATION TECHNOLOGY				7,782,653

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 4.9%
Chemicals - 0.6%
Anagram International Inc./ Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK)	10.000%	8/15/26	117,650	$68,496	(f)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	820,000	775,720	(a)
OCP SA, Senior Notes	5.625%	4/25/24	800,000	863,983	(a)

Total Chemicals				1,708,199

Containers & Packaging - 0.8%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,460,000	1,527,160	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	550,000	585,648	(a)

Total Containers & Packaging				2,112,808

Metals & Mining - 2.6%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	750,000	983,702
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	750,000	886,916	(a)(d)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	400,000	402,390	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000	135,049
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	66,868
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000	2,435,535
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	600,000	662,426
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000	465,378
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	1,035,416

Total Metals & Mining				7,073,680

Paper & Forest Products - 0.9%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	760,000	822,544

See Notes to Schedule of Investments.

14	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - continued
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,020,000	$1,030,200
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000	450,028	(a)

Total Paper & Forest Products				2,302,772

TOTAL MATERIALS				13,197,459

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,220,000	1,034,749
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	400,000	442,044
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	440,000	454,439
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	2,510,000	2,696,681
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	890,000	941,869

TOTAL REAL ESTATE				5,569,782

UTILITIES - 2.5%
Electric Utilities - 1.7%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,930,000	2,773,596
Pampa Energia SA, Senior Notes	7.375%	7/21/23	740,000	665,005	(c)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,220,000	1,051,060	(a)

Total Electric Utilities				4,489,661

Gas Utilities - 0.3%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000	878,112

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior
Secured Notes	4.625%	8/10/30	1,350,000	1,425,681	(a)

TOTAL UTILITIES				6,793,454

TOTAL CORPORATE BONDS & NOTES (Cost - $273,422,741)				306,193,978

SOVEREIGN BONDS - 8.6%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	830,000	369,362	*(b)
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	830,000	369,479	*(b)

Total Argentina				738,841

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 0.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,400,000	BRL	$276,888
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	6,200,000	BRL	1,354,672
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	529,000	BRL	122,725

Total Brazil					1,754,285

Indonesia - 2.8%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	600,000		669,411	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	600,000		673,174	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,960,000		4,359,109
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	4,346,000,000	IDR	308,759
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	23,098,000,000	IDR	1,640,591

Total Indonesia					7,651,044

Mexico - 0.2%
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	600,000		644,985

Panama - 1.0%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,500,000		2,804,688

Peru - 0.9%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,150,000		2,398,325

Poland - 1.1%
Republic of Poland Government Bond	2.500%	7/25/27	10,160,000	PLN	2,988,002

Russia - 0.8%
Russian Federal Bond - OFZ	7.000%	1/25/23	42,450,000	RUB	605,597
Russian Federal Bond - OFZ	7.750%	9/16/26	103,070,000	RUB	1,568,547

Total Russia					2,174,144

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	2,000,000		2,097,174	(a)

TOTAL SOVEREIGN BONDS (Cost - $21,933,019)					23,251,488

See Notes to Schedule of Investments.

16	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.0%
U.S. Government Obligations - 8.0%
U.S. Treasury Notes	1.375%	5/31/21	3,000,000	$3,031,172	(g)
U.S. Treasury Notes	1.750%	7/31/21	2,500,000	2,540,283	(g)
U.S. Treasury Notes	2.500%	3/31/23	2,500,000	2,658,642	(g)
U.S. Treasury Notes	2.750%	8/31/23	2,500,000	2,701,465	(g)
U.S. Treasury Notes	2.875%	9/30/23	1,300,000	1,412,760	(g)
U.S. Treasury Notes	2.125%	11/30/23	1,600,000	1,706,000	(g)
U.S. Treasury Notes	2.125%	3/31/24	2,500,000	2,680,469	(g)
U.S. Treasury Notes	2.000%	6/30/24	2,000,000	2,143,242	(g)
U.S. Treasury Notes	0.500%	6/30/27	750,000	755,845
U.S. Treasury Notes	0.625%	5/15/30	2,000,000	2,016,875

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $20,574,415)				21,646,753

SENIOR LOANS - 7.7%
COMMUNICATION SERVICES - 2.3%
Media - 1.1%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.920%	4/30/25	2,344,857	2,299,426	(d)(h)(i)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.920%	2/1/27	746,241	729,517	(d)(h)(i)

Total Media				3,028,943

Wireless Telecommunication Services - 1.2%
T-Mobile USA Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	3.161%	4/1/27	3,100,000	3,114,610	(d)(h)(i)

TOTAL COMMUNICATION SERVICES				6,143,553

CONSUMER DISCRETIONARY - 2.0%
Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.922%	6/22/26	4,077,239	3,933,769	(d)(h)(i)

Specialty Retail - 0.6%
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	467,319	444,683	(d)(h)(i)(j)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250-4.100%	8/19/22	987,346	535,142	(d)(h)(i)
PetSmart Inc., Term Loan B2 (3 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	562,050	561,134	(d)(h)(i)

Total Specialty Retail				1,540,959

TOTAL CONSUMER DISCRETIONARY				5,474,728

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	17

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	2,010,000	$1,005,000	*(b)(d)(h)(i)

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Finco I LLC, 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.000%)	2.161%	12/27/22	1,247,644	1,231,268	(d)(h)(i)

INDUSTRIALS - 2.1%
Airlines - 1.7%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/27/23	1,000,000	988,333	(d)(h)(i)
JetBlue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	1,130,000	1,117,853	(d)(h)(i)(j)
Mileage Plus Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/25/27	1,250,000	1,250,607	(d)(h)(i)
United Airlines Inc., Refinanced Term Loan (1 mo. USD LIBOR + 1.750%)	1.911%	4/1/24	1,458,543	1,327,729	(d)(h)(i)

Total Airlines				4,684,522

Machinery - 0.4%
Vertical Midco Gmbh, Term Loan B	—	6/30/27	1,040,000	1,027,407	(j)

TOTAL INDUSTRIALS				5,711,929

INFORMATION TECHNOLOGY - 0.5%
Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC, Refinancing Term LoanB1 (1mo. USDLIBOR + 2.000%)	2.750%	9/19/25	1,484,962	1,466,599	(d)(h)(i)

TOTAL SENIOR LOANS (Cost - $22,405,604)				21,033,077

CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes (Cost - $1,782,950)	3.375%	8/15/26	2,190,000	2,021,655

See Notes to Schedule of Investments.

18	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY‡	RATE		SHARES		VALUE
PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp. (5.900% to 3/15/24 then 3 mo. USDLIBOR + 3.108%) (Cost - $937,278)	5.900%		37,454		$1,025,490	(d)(e)

		MATURITY DATE	FACE AMOUNT†
COLLATERALIZED MORTGAGE OBLIGATIONS (K) - 0.1%
HarborView Mortgage Loan Trust, 2004-10 4A	3.576%	1/19/35	69,911		66,978	(d)
JPMorgan Mortgage Trust, 2005-A5 1A2	3.169%	8/25/35	145,967		146,864	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $201,423)					213,842

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $156,545)	1.000%	8/5/21	16,357,391	ARS	130,252	(l)
ASSET-BACKED SECURITIES - 0.0%††
Home Equity Asset Trust, 2004-8 M1 (1 mo. USD LIBOR + 0.870%) (Cost -$92,870)	1.042%	3/25/35	99,234		99,366	(d)

			SHARES
COMMON STOCKS - 0.0%††
CONSUMER DISCRETIONARY - 0.0%††
Specialty Retail - 0.0%†† Party City Holdings Inc. (Cost - $1,424)			22,148		0	*(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $341,508,269)					375,615,901

	RATE
SHORT-TERM INVESTMENTS - 0.8%
Dreyfus Government Cash Management, Institutional Shares (Cost - $2,231,532)	0.061%		2,231,532		2,231,532

TOTAL INVESTMENTS - 138.9% (Cost - $343,739,801)					377,847,433
Liabilities in Excess of Other Assets - (38.9)%					(105,857,013)

TOTAL NET ASSETS - 100.0%					$271,990,420

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	19

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of July 31, 2020.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of July 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(m)	Value is less than $1.

See Notes to Schedule of Investments.

20	Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2020

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar

At July 31, 2020, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
Deutsche Bank AG	0.240%	6/5/2020	9/3/2020	$18,745,625	U.S. Government & Agency Obligations	$18,874,033

				$18,745,625		$18,874,033

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At July 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	15,110,349	USD	17,009,947	BNP Paribas SA	10/16/20	$818,397
GBP	1,000,000	USD	1,266,415	JPMorgan Chase & Co.	10/16/20	43,112
GBP	1,939,068	USD	2,420,381	JPMorgan Chase & Co.	10/16/20	118,882

Total						$980,391

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2020 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

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Notes to Schedule of Investments (unaudited) (cont’d)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

23

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)		SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$306,193,978		—	$306,193,978
Sovereign Bonds	—	23,251,488		—	23,251,488
U.S. Government & Agency
Obligations	—	21,646,753		—	21,646,753
Senior Loans	—	21,033,077		—	21,033,077
Convertible Bonds & Notes	—	2,021,655		—	2,021,655
Preferred Stocks	$1,025,490	—		—	1,025,490
Collateralized Mortgage
Obligations	—	213,842		—	213,842
Non-U.S. Treasury Inflation
Protected Securities	—	130,252		—	130,252
Asset-Backed Securities	—	99,366		—	99,366
Common Stocks	—	0	*	—	0	*

Total Long-Term Investments	1,025,490	374,590,411		—	375,615,901

Short-Term Investments†	2,231,532	—		—	2,231,532

Total Investments	$3,257,022	$374,590,411		—	$377,847,433

Other Financial Instruments:
Forward Foreign Currency
Contracts	—	$980,391		—	$980,391

Total	$3,257,022	$375,570,802		—	$378,827,824

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

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